Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Profit before income taxes	¥ 979,375	¥ 1,114,973	¥ 1,006,986
Depreciation, amortization and impairment losses excluding equipment on operating leases	721,695	713,093	674,329
Share of profit of investments accounted for using the equity method	(228,827)	(247,643)	(164,793)
Finance income and finance costs, net	(88,608)	13,218	(55,911)
Interest income and interest costs from financial services, net	(124,076)	(127,529)	(119,953)
Changes in assets and liabilities
Trade receivables	9,344	(41,778)	49,217
Inventories	(60,906)	(202,916)	(72,144)
Trade payables	(11,816)	69,429	12,999
Accrued expenses	25,372	(2,700)	50,339
Provisions and retirement benefit liabilities	(1,590)	(28,945)	(252,837)
Receivables from financial services	(260,704)	(174,438)	40,525
Equipment on operating leases	(230,311)	(158,337)	(435,503)
Other assets and liabilities	11,045	11,602	71,940
Other, net	3,706	9,314	998
Dividends received	175,244	161,106	121,770
Interest received	270,776	245,095	220,947
Interest paid	(150,162)	(115,317)	(99,607)
Income taxes paid, net of refund	(263,569)	(250,556)	(164,229)
Net cash provided by operating activities	775,988	987,671	885,073
Cash flows from investing activities:
Payments for additions to property, plant and equipment	(420,768)	(415,563)	(494,132)
Payments for additions to and internally developed intangible assets	(187,039)	(156,927)	(143,320)
Proceeds from sales of property, plant and equipment and intangible assets	20,765	15,042	18,710
Payments for acquisitions of subsidiaries, net of cash and cash equivalents acquired			(2,835)
Payments for acquisitions of investments accounted for using the equity method	(2,401)	(2,450)	(547)
Proceeds from sales of investments accounted for using the equity method			16,208
Payments for acquisitions of other financial assets	(506,431)	(280,236)	(222,464)
Proceeds from sales and redemptions of other financial assets	515,670	224,302	177,762
Other, net	2,649	719
Net cash used in investing activities	(577,555)	(615,113)	(650,618)
Cash flows from financing activities:
Proceeds from short-term financing liabilities	8,435,249	8,106,505	8,207,530
Repayments of short-term financing liabilities	(8,213,698)	(8,004,620)	(8,129,295)
Proceeds from long-term financing liabilities	1,900,257	1,689,596	1,902,448
Repayments of long-term financing liabilities	(1,726,097)	(1,609,554)	(1,622,603)
Dividends paid to owners of the parent	(194,271)	(174,221)	(162,205)
Dividends paid to non-controlling interests	(66,872)	(48,332)	(35,059)
Purchases and sales of treasury stock, net	(64,556)	(87,082)	(11)
Other, net	(47,088)	(46,626)	(45,382)
Net cash provided by (used in) financing activities	22,924	(174,334)	115,423
Effect of exchange rate changes on cash and cash equivalents	16,276	(47,712)	(1,358)
Net change in cash and cash equivalents	237,633	150,512	348,520
Cash and cash equivalents at beginning of year	2,256,488	2,105,976	1,757,456
Cash and cash equivalents at end of year	¥ 2,494,121	¥ 2,256,488	¥ 2,105,976